Consolidated Statement of Cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Result after taxation		€ (24,269)	€ (64,774)	[1]	€ (47,437)	[1]
Adjustments for:
Change in fair value derivative	[1]		10,667		19,213
Unrealized foreign exchange results		(5,553)	15,767	[1]	365	[1]
Depreciation and amortization		638	318	[1]	234	[1]
Share-based payment expenses		7,925	12,815	[1]	3,307	[1]
Net finance (income) expenses		(1,181)	(1,040)	[1]	(33)	[1]
Cash flows from (used in) operations before changes in working capital		(22,440)	(26,247)	[1]	(24,351)	[1]
Changes in working capital:
Trade and other receivables		(2,576)	(1,837)	[1]	(1,256)	[1]
Other assets		(946)	(20)	[1]	(109)	[1]
Trade payables		618	505	[1]	(121)	[1]
Other liabilities and accruals		(663)	4,977	[1]	286	[1]
Deferred revenue		(13,877)	(14,933)	[1]	(14)	[1]
Tax and social security liabilities		13	214	[1]	(113)	[1]
Cash used in operations		(39,871)	(37,341)	[1]	(25,678)	[1]
Interest paid		(4)	(29)	[1]	(55)	[1]
Taxes paid		(624)	(43)	[1]
Net cash used in operating activities		(40,499)	(37,413)	[1]	(25,733)	[1]
Cash flows from investing activities
Purchases of investments		(75,930)	(41,830)	[1]
Proceeds from investment maturities		58,912	0
Purchase of intellectual property		(2,125)
Acquisition of property, plant and equipment		(1,552)	(724)	[1]	(496)	[1]
Interest received		1,279	929	[1]	88	[1]
Net cash used in investing activities		(19,416)	(41,625)	[1]	(408)	[1]
Cash flows from financing activities
Proceeds from issuing shares, net of issuance costs		50,713	74,738	[1]	50,547	[1]
Financing costs	[1]		(190)
Proceeds from stock option exercises		876
Prepaid share issuance costs	[1]				(230)
Proceeds from collaboration and license agreement	[1]		111,993
Repayment of borrowings	[1]		(486)		(167)
Changes in restricted cash	[1]		167		51
Net cash provided by financing activities		51,589	186,222	[1]	50,201	[1]
Net increase (decrease) in cash and cash equivalents		(8,326)	107,184	[1]	24,060	[1]
Effects of exchange rate changes on cash and cash equivalents		2,395	(14,423)	[1]	6	[1]
Cash and cash equivalents, beginning of period	[1]	149,678	56,917		32,851
Cash and cash equivalents, end of period		143,747	149,678	[1]	€ 56,917	[1]
Supplemental disclosure of non-cash activities:
Changes in accrued capital expenditures		€ 346	€ 52	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.